Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Variable Portfolio - Goldman Sachs Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in the applicable class of Fund shares for the periods indicated,

  your investment has a 5% return each year, and,

  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary) that invests primarily in commodity-linked derivative instruments.

The Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the Fund’s benchmark, currently the Dow Jones-UBS Commodity Index Total Return (the Index), by investing, indirectly through the Subsidiary, in commodity-linked investments. The Fund also seeks to add incremental returns through the use of “roll-timing” or similar strategies and to enhance returns by investing in fixed-income securities, as described further below. The Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. In pursuing its objective, the Fund attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, oil products, industrial and precious metals, livestock, agricultural and meat products, and other tangible assets. Although the Fund seeks to provide exposure to the various commodities and commodities sectors reflected in the Index, the Fund does not attempt to replicate the Index and may invest in securities and instruments that are not included in the Index.

The Fund may invest up to 25% of its total assets in the Subsidiary, which, like the Fund, is managed by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) and subadvised by Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser). The Subsidiary has the same or substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment strategies. The Subsidiary invests primarily in commodity-linked derivative instruments, including, but not limited to, total return swaps. The Subsidiary may also make any other investments the Fund may make, including investments in fixed-income securities and other investments that serve as collateral for the Subsidiary’s derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage and segregation requirements.

A commodity-linked derivative is a derivative instrument the value of which is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked derivatives may include swaps, futures and options. The value of some commodity-linked derivatives may produce leveraged exposure to the price movements to which they are linked, meaning that the gain or loss from the investment is based on a multiple of those price movements. The Fund’s commodity-linked investments provide exposure to the investment returns of commodities markets without investing directly in physical commodities. The commodity-linked instruments in which the Fund indirectly invests may be linked to the price movements of tangible assets, a commodity index or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets. In addition to its indirect investment in commodity-linked derivatives, the Fund may invest in other derivative instruments, such as swaps, forwards, futures and related options, to seek to increase total return and/or for hedging purposes.

The Fund also attempts to enhance returns by investing in fixed-income securities, such as corporate securities, U.S. government securities (including agency debentures), mortgage-backed securities and asset-backed securities. The average duration of these fixed-income securities will vary. GSAM may use interest rate derivatives, including interest rate futures and swaps, to manage the duration of the Fund’s fixed-income investment portfolio. In addition, in connection with its use of derivatives, the Fund may hold directly or indirectly through the Subsidiary significant amounts of cash, which may be invested in U.S. government securities and short-term debt instruments, including money market funds.

		The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those associated with the Fund’s investment in the Subsidiary, as described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. (References in this section to “the Fund” also include the Subsidiary, which shares the same risks as the Fund.)

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.

Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk.

Commodity-related Tax Risk. If the Fund does not appropriately limit its commodity-related investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund (and the favorable tax treatment afforded to regulated investment companies). In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Commodity-Linked Swaps Risk. Commodity-linked swaps could result in losses if the underlying asset (e.g., a particular commodity) or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.

Investing in Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks as the Fund (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Fund’s Statement of Additional Information (SAI) and could adversely affect the Fund and its shareholders.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, commodity investments tend to have greater price volatility than debt securities.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

		U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.

Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

		The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 (follow the prompts or ask for a representative) or by sending an e-mail to serviceinquiries@columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	serviceinquiries@columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2013 2.00% Worst 2nd Quarter 2013 -9.38%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2013)
Variable Portfolio - Goldman Sachs Commodity Strategy Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	$ 73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	883
1 year	rr_ExpenseExampleNoRedemptionYear01	73
3 years	rr_ExpenseExampleNoRedemptionYear03	227
5 years	rr_ExpenseExampleNoRedemptionYear05	395
10 years	rr_ExpenseExampleNoRedemptionYear10	883
1 Year	rr_AverageAnnualReturnYear01	(9.86%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(11.62%)
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2012
Variable Portfolio - Goldman Sachs Commodity Strategy Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,178
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	306
5 years	rr_ExpenseExampleNoRedemptionYear05	531
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,178
2013	rr_AnnualReturn2013	(10.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.38%)
1 Year	rr_AverageAnnualReturnYear01	(10.08%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(11.87%)
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2012
Variable Portfolio - Goldman Sachs Commodity Strategy Fund | Dow Jones-UBS Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.52%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(12.17%)